Segmentation - Summary of the Amount of Total Non-Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	€ 274,428	€ 207,183
The Netherlands
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	101,934	109,851
Belgium
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	14,609	8,778
Germany
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	85,179	43,510
France
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	41,136	32,675
Other
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	€ 31,570	€ 12,369